AMERICAN AADVANTAGE SELECT FUNDS

Supplement Dated June 30, 2004 to the
Statement of Additional Information Dated March 1, 2004

Following are updates to the table on pages 4 and 5 under the section titled Trustees and Officers of the Select Trust and the AMR Trust. For each person listed below, the following hereby replaces their respective information in the table.

                            Position, Term of Office
                               and Length of Time        Principal Occupation(s)
Name, Age and Address        Served with each Trust      During Past 5 Years and Current Directorships
---------------------       ------------------------     ----------------------------------------------
William F. Quinn** (56)     Trustee and President of     President, AMR Investment Services, Inc. (1986-Present);
                            AMR Trust since 1995 and     Chairman (1989-2003) and Director (1979-1986, 2003-Present),
                            Select Trust since 1999      American Airlines Federal Credit Union; Director, Crescent
                                                         Real Estate Equities, Inc. (1994-Present); Director, Pritchard,
                                                         Hubble & Herr, LLC (investment adviser) (2001-Present);
                                                         Advisory Director, Southern Methodist University Endowment Fund
                                                         (1996-Present); Member, Southern Methodist University Cox
                                                         School of Business Advisory Board (1999-2002); Member, New York
                                                         Stock Exchange Pension Manager Committee (1997-1998, 2000-
                                                         2002); Chairman, Committee for the Investment of Employee
                                                         Benefits Defined Benefit Sub-Committee (1982-Present);
                                                         Director, United Way of Tarrant County (1988-2000, 2004-
                                                         Present); Trustee, American AAdvantage Funds (1987-Present);
                                                         Trustee, American AAdvantage Mileage Funds (1995-Present).

Barry Y. Greenberg (41)       VP of AMR Trust since      Vice President, Legal and Compliance, AMR Investment Services,
                              1995 and Select Trust      Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC
                                   since 1999            (investment adviser) (2004-Present).
                              Secretary since 2004

John B. Roberson (46)         VP of AMR Trust since      Vice President, Director of Sales, AMR Investment Services,
                              1995 and Select Trust      Inc. (1991-Present); Director, Pritchard, Hubble & Herr, LLC
                                   since 1999            (investment adviser) (2001-Present).